Financial instruments and financial risk management - Analysis of the contractual maturities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 7,734,898	$ 7,203,060
Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	5,763,426	921,119
More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	11,372,921	627,235
Trade payables. | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	1,661,890	1,249,861
Accrued liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	5,207,658	4,817,820
Due to related parties | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	107,426	743,100
Lease liabilities | Less than one year
Financial instruments and financial risk management
Total non-derivative financial liabilities	757,924	392,279
Lease liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	5,607,155	867,757
Lease liabilities | More than five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	11,372,921	627,235
DSU liabilities | Between one and five years
Financial instruments and financial risk management
Total non-derivative financial liabilities	$ 156,271	$ 53,362